First Trust Water ETF Investment Strategy - First Trust Water ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed and owned by Nasdaq, Inc. (the “Index Provider”), and is calculated and maintained by Nasdaq. The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. The Index is designed to track the performance of companies that derive a substantial portion of their revenues from the potable water and wastewater industry, according to Clean Edge. Such industry exposure includes utilities & distributors, water infrastructure (pumps, pipes, and valves), treatment & testing (purification and filtration), and ancillary products & services (consulting, construction, and metering). According to the Index Provider, to be eligible for inclusion in the Index, a security must be listed on a qualifying U.S. securities exchange and be issued by a company that derives a substantial portion of its revenue from the potable water and wastewater industry. In addition, the Index removes all duplicate (multiple share classes) securities and securities that do not meet the size, float, seasoning, and liquidity requirements of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Eligible security types generally include common stocks, ordinary shares and depositary receipts. The Fund may invest in securities with various market capitalizations. Securities that meet the eligibility criteria are ranked in descending order by market capitalization and the top 36 securities are selected for inclusion in the Index. According to the Index Provider, the Index uses a modified market capitalization-weighted methodology. Component securities are weighted according to the following market capitalization rank-based schedule, whereby a rank of 1 represents the highest market capitalization: ●Index securities ranked 1 – 10 by market capitalization are assigned weights of 4%; ●Index securities ranked 11 – 15 by market capitalization are assigned weights of 3.5%; ●Index securities ranked 16 – 20 by market capitalization are assigned weights of 3%; ●Index securities ranked 21 – 30 by market capitalization are assigned weights of 2%; ●Index securities ranked 31 – 36 by market capitalization are assigned weights of 1.25%. The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 36 securities and the Fund had significant investments in industrials companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 36 securities and the Fund had significant investments in industrials companies, although this may change from time to time.